Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for bad debts	$ 90,000	$ 80,000	$ 80,000
Preferred stock, authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share	$ 1.00	$ 1.00	$ 1.00
Preferred stock, issued
Preferred stock, outstanding
Series A Preferred Stock [Member]
Preferred stock, authorized	2	2	2
Preferred stock, par value (in Dollars per share	$ 1.00	$ 1.00	$ 1.00
Preferred stock, issued
Preferred stock, outstanding
Series B Preferred Stock [Member]
Preferred stock, authorized	1	1	1
Preferred stock, par value (in Dollars per share	$ 1.00	$ 1.00	$ 1.00
Preferred stock, issued	1	1	1
Preferred stock, outstanding	1	1	1
Common Class A [Member]
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	750,000,000	750,000,000	750,000,000
Common stock, issued	118,646,915	117,676,976	116,950,933
Common stock, outstanding	118,646,915	117,676,976	116,950,933
Common Class B [Member]
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized	50,000,000	50,000,000	50,000,000
Common stock, issued		0	0
Common stock, outstanding		0	0